LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS (Tables)	12 Months Ended
Feb. 29, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt
The Company’s long-term debt as of February 29, 2020 and February 23, 2019, net of debt discounts of $41.3 million and $197.0 million, respectively, and deferred financing costs of $72.9 million and $65.2 million, respectively, consisted of the following (in millions):

	February 29, 2020	February 23, 2019
Senior Unsecured Notes due 2023, 2024, 2025, 2026, 2027, 2028 and 2030 interest rate of 3.50%, 6.625%, 5.750%, 7.5%, 4.625%, 5.875% and 4.875%, respectively	$6,884.5	$3,071.6
Albertsons Term Loans, interest range of 4.45% to 5.69%	—	4,610.7
Safeway Inc. Notes due 2020 to 2031, interest rate range of 3.95% to 7.45%	642.1	675.3
New Albertson’s L.P. Notes due 2026 to 2031, interest rate range of 6.52% to 8.70%	466.0	1,322.3
Other notes payable, unsecured	37.2	125.4
Mortgage notes payable, secured	18.2	18.8
Finance lease obligations (see Note 8)	666.7	762.3

Total debt	8,714.7	10,586.4
Less current maturities	(221.4)	(148.8)

Long-term portion	$8,493.3	$10,437.6

Schedule of Future Maturities of Long-term Debt
As of February 29, 2020, the future maturities of long-term debt, excluding finance lease obligations, debt discounts and deferred financing costs, consisted of the following (in millions):

2020	$138.0
2021	131.2
2022	751.1
2023	1.2
2024	1,267.2
Thereafter	5,873.5

Total	$8,162.2

Schedule of Interest Expense

	Fiscal 2019	Fiscal 2018	Fiscal 2017
ABL Facility, senior secured and unsecured notes, term loans and debentures	$565.3	$698.3	$701.5
Finance lease obligations	79.8	81.8	96.3
Deferred financing costs	39.8	42.7	56.1
Debt discounts	34.1	20.3	16.0
Other interest (income) expense	(21.0)	(12.3)	4.9

Interest expense, net	$698.0	$830.8	$874.8